Research and Development (Details) - Schedule of Research and Development - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Schedule of Research and Development [Abstract]
Research and preclinical studies	$ 1,159,147	$ 2,380,942
Salaries, regulatory, professional and other expenses	469,667	666,125	473,652
Share-based compensation (Notes 6, 10 and 11)	45,870	213,299
Reimbursements (Note 6)	(141,409)	(194,205)
Amortization of intangible assets	10,954	14,830
Total research and development, net	$ 1,544,229	$ 3,080,991	$ 473,652